Christopher Weil & Company Core Investment Fund (CWCFX)

A series of PFS Funds Supplement dated October 9, 2018 to the Prospectus dated March 28, 2018

     Effective immediately the first two paragraph under the heading Co-Portfolio Managers on page 5 of Prospectus are deleted and replaced with the following:

Co-Portfolio Managers

John Wells has co-managed the Core Investment Fund since its inception in
December 2011. Mr. Wells is the President of the Adviser.

Michael Hubbert has co-managed the Core Investment Fund since October
2018. Mr. Hubbert is a Portfolio Manager with the Adviser.

     Additionally, first three paragraphs under the heading The Investment Adviser on page 10 of Prospectus are deleted and replaced with the following:

The Core Investment Fund's investment portfolio is managed jointly and primarily by
John Wells and Michael Hubbert.

John Wells is a graduate of the University of Redlands with a BA in American and Asian
History. In 1993 he joined Christopher Weil & Company, Inc., as Chief Technology
Officer and Head Trader. In 2004 he became its President and Chief Executive Officer.
John also currently serves as the President and CEO of CWC Asset Advisors, Inc., companies involved in the formation and management of a number of private-equity funds owning various real estate, oil/gas, small business, venture capital and hedge fund assets.

Michael Hubbert is a graduate of the Carnegie Mellon University, Tepper School of
Business with a BS in Business Administration, concentration in Finance. He holds a
Certified Investment Management Analyst® certification, administered by the Investment
Wealth Institute, taught in conjunction with the Yale School of Management. In
November 2016 he joined Christopher Weil & Company, Inc., as Portfolio Manager.
From April of 2003 to October 2016 he created and managed long/short equity portfolios at First New York Capital Management and Quad Capital Management.

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This Supplement, and the existing Prospectus dated March 28, 2018, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated March 28, 2018 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-888-550-9266.